                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
Address:    307 N. Michigan Ave
            Suite 500
            Chicago, IL  60601


 Form 13F File Number: 28-04003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Cargie
Title:    Vice President/Head Trader
Phone:    312-726-0140

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie                 Chicago, IL                    4/6/00
_____________________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                              -----------------------

Form 13F Information Table Entry Total:
                                              -----------------------

Form 13F Information Table Value Total:      $
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                          None
         -----         -------------------      ------------------------

          [Repeat as necessary.]

                            ARIEL CAPITAL MANAGEMENT

                        DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF DATE: 06/30/00

(ITEM 1)                  (ITEM 2)(ITEM 3)    (ITEM 4)     (ITEM 5)        (ITEM 6)               (ITEM 7)   (ITEM 8)
                                                                           INVESTMENT                        VOTING AUTHORITY
                                                                           DISCRETION                        (SHARES)
                                                                           -------------------   ----------  ----------------
NAME                      TITLE               FAIR         SHARES OR       SHARED
OF                        OF      CUSIP       MARKET       PRINCIPAL       SOLE SHARED OTHER     SOLE        SHARED        NONE
ISSUER                    CLASS   NUMBER      VALUE        AMOUNT          (A)   (B)   (C) MGR   (A)         (B)           (C)
----------------------    ------  ---------   -----------  ------------    ----- ----- -------   ----------  ------------  --------
AVERY DENNISON CORP C     COMMON   53611109    17,511,234     260,875        X     X                213,995            0     46,880
BLOCK H & R INC COM       COMMON   93671105    17,407,552     537,685        X     X                442,395            0     95,290
BOB EVANS FARMS           COMMON   96761101   110,115,590   7,371,755        X     X               6,881,95            0    489,800
BRADY CORP                COMMON  104674106   137,537,075   4,231,910        X                     4,035,63            0    196,275
CARDINAL HEALTH INC C     COMMON  14149Y108    27,383,700     370,050        X     X                303,180            0     66,870
CARNIVAL CRUISE LINE      COMMON  143658102    18,297,045     938,310        X     X                767,210            0    171,100
CENTRAL NEWSPAPERS IN     COMMON  154647101   237,724,429   3,758,489        X     X               3,430,73            0    327,750
CENTURYTEL, INC           COMMON  156700106    40,426,238   1,406,130        X     X               1,156,91            0    249,215
CLOROX CO                 COMMON  189054109    36,800,321     821,207        X     X                675,027            0    146,180
DEPARTMENT 56 INC COM     COMMON  249509100    33,429,000   3,039,000        X                     2,955,60            0     83,400
EQUIFAX INC               COMMON  294429105    45,819,375   1,745,500        X     X               1,441,44            0    304,060
FORTUNE BRANDS INC CO     COMMON  349631101    17,135,092     742,985        X     X                612,215            0    130,770
FRANKLIN RES INC COM      COMMON  354613101    30,803,439   1,014,105        X     X                830,650            0    183,455
GALILEO INTL INC COM      COMMON  363547100    15,614,604     748,005        X     X                617,750            0    130,255
GALLAGHER ARTHUR J &      COMMON  363576109    57,571,920   1,370,760        X     X               1,263,52            0    107,235
GENERAL BINDING CORP      COMMON  369154109    20,721,125   3,098,486        X                     2,946,28            0    152,200
GRACO INC COM             COMMON  384109104    96,980,650   2,984,020        X                     2,841,19            0    142,825
GREY ADVERTISING INC      COMMON  397838103   100,958,520     194,151        X                      184,976            0      9,175
HARTE-HANKS COMM, INC     COMMON  416196103    22,245,875     889,835        X     X                716,965            0    172,870
HASBRO BRADLEY INC        COMMON  418056107   162,356,752  10,778,872        X     X               9,921,51            0    857,360
HCC INS HLDGS INC COM     COMMON  404132102    96,870,841   5,132,230        X                     4,893,08            0    239,150
HORACE MANN EDUCATORS     COMMON  440327104    78,449,850   5,229,990        X                     4,979,61            0    250,375
HOUGHTON MIFFLIN CO       COMMON  441560109    47,571,995   1,018,945        X     X                838,370            0    180,575
HUNT CORP COM             COMMON  445591100    16,589,417   1,598,980        X                     1,566,38            0     32,600
IDEX CORP COM             COMMON  45167R104   109,835,606   3,479,940        X                     3,313,84            0    166,100
INTERFACE , INC. CL A     COMMON  458665106    33,172,124   8,700,885        X                     8,282,08            0    418,800
INTERNATIONAL GAME TE     COMMON  459902102   183,055,375   6,907,750        X     X               6,381,32            0    526,425
LEE ENTERPRISES INC C     COMMON  523768109   168,267,527   7,217,910        X     X               6,657,62            0    560,285
LEGGETT & PLATT INC       COMMON  524660107   125,499,742   7,606,045        X     X               6,993,30            0    612,740
LIBBEY INC COM            COMMON  529898108   102,200,708   3,181,345        X                     2,979,17            0    202,175
LITTELFUSE INC COM        COMMON  537008104   132,201,510   2,697,990        X                     2,584,49            0    113,500
LONGS DRUG STORES INC     COMMON  543162101   123,090,319   5,659,325        X     X               5,286,07            0    373,250
MATTHEWS INTL CORP CL     COMMON  577128101     9,561,010     329,690        X                      315,490            0     14,200
MBIA INC                  COMMON  55262C100   178,886,456   3,712,300        X     X               3,398,60            0    313,700
MBNA CORP COM             COMMON  55262L100    38,684,102   1,426,142        X     X               1,171,37            0    254,770
MCCLATCHY CO CL A         COMMON  579489105    17,732,475     535,320        X     X                440,895            0     94,425
MCCORMICK & CO INC NO     COMMON  579780206   166,825,750   5,133,100        X     X               4,705,52            0    427,580
MILLER HERMAN INC         COMMON  600544100   167,676,857   6,480,265        X     X               5,911,79            0    568,475
NEWELL RUBBERMAID INC     COMMON  651229106    32,881,720   1,276,960        X     X               1,049,33            0    227,630
PITNEY BOWES INC          COMMON  724479100    31,371,400     784,285        X     X                645,935            0    138,350
PRICE T ROWE & ASSOC      COMMON  741477103    18,155,150     427,180        X     X                351,755            0     75,425
ROUSE CO.                 COMMON  779273101   190,226,396   7,685,915        X     X               7,040,20            0    645,715
RPM INC OHIO              COMMON  749685103     7,322,400     723,200        X                      664,300            0     58,900
SERVICEMASTER CO COM      COMMON  81760N109    65,150,768   5,727,540        X                    5,474,340            0    253,200
SPECIALTY EQUIP COS I     COMMON  847497203   152,369,127   5,617,295        X     X              5,268,870            0    348,425

                            ARIEL CAPITAL MANAGEMENT

                        DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF DATE: 06/30/00


(ITEM 1)                  (ITEM 2)(ITEM 3)    (ITEM 4)     (ITEM 5)        (ITEM 6)               (ITEM 7)   (ITEM 8)
                                                                           INVESTMENT                        VOTING AUTHORITY
                                                                           DISCRETION                        (SHARES)
                                                                           -------------------   ----------  ----------------
NAME                      TITLE               FAIR         SHARES OR       SHARED
OF                        OF      CUSIP       MARKET       PRINCIPAL       SOLE SHARED OTHER     SOLE        SHARED        NONE
ISSUER                    CLASS   NUMBER      VALUE        AMOUNT          (A)   (B)   (C) MGR   (A)         (B)           (C)
----------------------    ------  ---------   -----------  ------------    ----- ----- -------   ----------  ------------  --------
SUNGARD DATA SYS INC      COMMON  867363103   20,028,325      646,075        X    X                532,685             0    113,390
SYBRON CORP DEL COM       COMMON  87114F106   31,564,780    1,593,175        X    X               1,318,37             0    274,805
TRIBUNE CO COM            COMMON  896047107   19,740,000      564,000        X    X                463,635             0    100,365
URBAN SHOPPING CTRS I     COMMON  917060105   28,354,600      841,695        X                     800,795             0     40,900
WHITMAN CORP NEW COM      COMMON  96647R107   45,283,814    3,715,595        X    X               3,203,85             0    511,740
XL CAPITAL LTD CL A       COMMON  G98255105   31,346,061      579,142        X    X                479,767             0     99,375

TOTAL                                      3,716,805,742